NOTE PAYABLE (Details Narrative) - USD ($)	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	[1]	Jun. 30, 2015	Jun. 30, 2014	[1]	Dec. 31, 2014	Dec. 31, 2013
Accrued interest							$ 863,933
Interest expense	$ 1,664,835	$ 1,653,285		$ 3,298,617	$ 3,272,957		6,633,536	$ 6,577,537
Christals Acquisition, LLC [Member]
Interest expense							432,933	376,917
Peekay Acquisition and SPA, LLC [Member]
Interest expense							$ 997,687	$ 979,357
Lender 1 [Member]
Amount paid to lenders	573,239
Lender 2 [Member]
Amount paid to lenders	$ 95,540

[1]	Combined/Consolidated Statements of Operations of Peekay Boutiques, Inc. (fka Dico, Inc.) and Christals Acquisition, LLC and Subsidiaries for the Three and Six Months Ended June 30, 2014